Provisions and contingencies - Schedule of provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Beginning balance	$ 274	$ 598
Provisions used during the year	(274)	(324)
Non-current	0	0
Current	0	274
Ending balance	0	274
Onerous contract
Disclosure of other provisions [line items]
Beginning balance	274	598
Provisions used during the year	(274)	(324)
Non-current	0	0
Current	0	274
Ending balance	$ 0	$ 274